ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Current
Accounts payable	$ 4,099		$ 3,665
Accrued and other liabilities	5,792		4,977
Lease liability	332		312
Financial liabilities	352		316
Insurance liabilities	357		620
Work in progress	1,175		1,397
Provisions and decommissioning liabilities	770		563
Liabilities associated with assets held for sale	42		0
Total current	12,919	[1]	11,850
Non-current
Accounts payable	90		119
Accrued and other liabilities	1,623		1,556
Lease liability	1,274		1,293
Financial liabilities	2,141		2,159
Insurance liabilities	1,545		1,608
Work in progress	49		1
Provisions and decommissioning liabilities	789		1,050
Total non-current	7,511	[1]	7,786
Bank overdrafts	636		727
Net defined benefit liability	642		771
Current net defined benefit liability	20		20
Non-current net defined benefit liability	622		751
Financial liability recognized for proceeds received from sale and leaseback transaction	1,673		1,732
Current financial liability recognized related to sale and leaseback of hospitals	74		66
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,599		$ 1,666
Bottom of range
Non-current
Liability risk rate	2.80%		1.00%
Liability inflation rate	2.00%		2.00%
Top of range
Non-current
Liability risk rate	8.50%		8.50%
Liability inflation rate	3.00%		3.00%

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.